Equity incentive plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 12, 2012 [EquityIncentivePlanMember]	May 31, 2012 [EquityIncentivePlanMember]	Feb. 16, 2011 [EquityIncentivePlanMember]	Dec. 31, 2013 [EquityIncentivePlanMember]	Dec. 31, 2012 [EquityIncentivePlanMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpNewMember]
Common stock shares reserved for issuance				8,750,000
Non-vested shares	2,218	3,332				3,332
Equity incentive plan non-vested shares issued to executive directors						2,667
Number of executive directors shares granted to						2
Equity incentive plan non-vested shares issued to other employees						665
Vesting period				3 years
Initial vesting date				2012-01-10
Fair value of each equity incentive plan share expensed over three years						$ 13.28
Stock Based Compensation	$ 15	$ 14	$ 0						$ 15	$ 14
Equity incentive plan shares vested							1,110	1,114
Common stock shares reserved for issuance - reverse stock split adjusted					583,334